Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Statutory federal income tax rate	35.00%	35.00%	35.00%
Foreign, Deferred tax expense (benefit)	$ (27)	$ (61)	$ 2
Undistributed Earnings of Foreign Subsidiaries	4,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	76	72
Deferred Tax Assets, Valuation Allowance	122	72	75	$ 95
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Estimated Range of Change, Upper Bound	9
Decrease in Unrecognized Tax Benefits is Reasonably Possible	39
Unrecognized Tax Benefits	112	107	145	$ 228
Unrecognized Tax Benefits, Interest on Income Taxes Expense	1	12	$ 4
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	35	33
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	59	340
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	293	1,043
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	116	$ 105
Other Noncurrent Liabilities [Member]
Operating Loss Carryforwards [Line Items]
Unrecognized Tax Benefits	84
Other Current Liabilities [Member]
Operating Loss Carryforwards [Line Items]
Unrecognized Tax Benefits	$ 28